NATURE OF OPERATIONS (Details Textual)	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 26, 2015 shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($)
Working Capital Surplus (Deficit)		$ 128,361	$ 890,885
Stockholders' Equity Attributable to Parent		(50,439)	977,988	$ (774,626)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent		$ (2,489,137)	$ (5,569,107)
Stockholders' Equity, Reverse Stock Split			1-for-0.831105
Common Stock, Shares Authorized | shares		200,000,000	150,000,000
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares	50,000,000
Debt Instrument, Convertible, Conversion Ratio	3.14
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%